UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3954

Dreyfus Tax Exempt Cash Management Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	1/31
Date of reporting period:	4/30/10

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus California AMT-Free Municipal Cash Management
April 30, 2010 (Unaudited)
	Coupon	Maturity	Principal
Short-Term Investments--97.9%	Rate (%)	Date	Amount ($)	Value ($)

California--90.8%
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (Eskaton
Village-Roseville) (LOC; KBC
Bank)	0.30	5/7/10	14,670,000 a	14,670,000
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (Northbay Healthcare
Group) (LOC; JPMorgan Chase
Bank)	0.30	5/7/10	12,000,000 a	12,000,000
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (San Francisco
University High School) (LOC;
Allied Irish Banks)	0.60	5/7/10	350,000 a	350,000
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (San Francisco
University High School) (LOC;
Allied Irish Banks)	0.60	5/7/10	1,020,000 a	1,020,000
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (The Branson School)
(LOC; Allied Irish Banks)	0.60	5/7/10	200,000 a	200,000
ABAG Finance Authority for
Nonprofit Corporations,
Revenue, Refunding (Eskaton
Properties, Inc.) (LOC; Bank
of America)	0.30	5/7/10	15,560,000 a	15,560,000
Alameda-Contra Costa Schools
Financing Authority, COP
(Capital Improvement Financing
Projects) (LOC; KBC Bank)	0.36	5/7/10	185,000 a	185,000
California,

Economic Recovery Bonds
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Dexia Credit Locale)	0.35	5/7/10	13,000,000 a	13,000,000
California,
GO Notes
(Kindergarten-University)
(LOC; Citibank NA)	0.24	5/1/10	2,600,000 a	2,600,000
California,
GO Notes (LOC; FNMA)
(Prerefunded)	5.25	9/1/10	1,015,000 b	1,031,418
California,
GO Notes (LOC; FNMA)
(Prerefunded)	5.25	9/1/10	2,550,000 b	2,591,247
California Department of Water
Resources, Power Supply
Revenue (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; JPMorgan
Chase Bank)	0.32	5/7/10	1,300,000 a	1,300,000
California Department of Water
Resources, Water Revenue, CP
(Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.42	5/7/10	1,296,000	1,296,000
California Educational Facilities
Authority, Revenue, CP
(Stanford University)	0.30	11/19/10	2,900,000	2,900,000
California Enterprise Development
Authority, IDR (Ramar
International Corporation
Project) (LOC; Bank of the
West)	0.31	5/7/10	4,220,000 a	4,220,000
California Enterprise Development
Authority, IDR (Tri Tool Inc.
Project) (LOC; Comerica Bank)	0.40	5/7/10	10,000,000 a	10,000,000
California Infrastructure and
Economic Development Bank, IDR
(Kennfoods USA, LLC Project)
(LOC; Bank of the West)	0.34	5/7/10	2,500,000 a	2,500,000
California Infrastructure and
Economic Development Bank,
Revenue (Saint Margaret's

Episcopal School) (LOC; Allied
Irish Banks)	0.60	5/7/10	3,400,000 a	3,400,000
California Pollution Control
Financing Authority, SWDR
(Garden City Sanitation, Inc.
Project) (LOC; Union Bank of
California)	0.36	5/7/10	10,475,000 a	10,475,000
California Pollution Control
Financing Authority, SWDR,
Refunding (MarBorg Industries
Project) (LOC; Union Bank of
California)	0.33	5/7/10	3,920,000 a	3,920,000
California School Cash Reserve
Program Authority, Revenue	2.50	12/30/10	13,000,000	13,128,534
California School Cash Reserve
Program Authority, TRAN	2.50	7/1/10	3,000,000	3,010,614
California Statewide Communities
Development Authority, Revenue
(Azusa Pacific University
Project) (LOC; Allied Irish
Banks)	0.55	5/7/10	9,400,000 a	9,400,000
California Statewide Communities
Development Authority, Revenue
(Hanuman Fellowship Project)
(LOC; Bank of America)	0.35	5/7/10	1,750,000 a	1,750,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.32	5/6/10	16,000,000	16,000,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.31	8/5/10	6,700,000	6,700,000
Deutsche Bank Spears/Lifers Trust
(Anaheim Redevelopment Agency,
Tax Allocation Revenue,
Refunding (Anaheim Merged
Redevelopment Project Area))
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank
AG)	0.29	5/7/10	15,300,000 a,c	15,300,000
Fremont Public Financing
Authority, COP (Financing
Project) (LOC; Allied Irish
Banks)	0.61	5/7/10	8,000,000 a	8,000,000

Fresno,
Sewer System Revenue (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Citibank NA)	0.32	5/7/10	2,170,000 a,c	2,170,000
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
Berkshire Hathaway Assurance
Corporation and Liquidity
Facility; Citibank NA)	0.32	5/7/10	14,750,000 a,c	14,750,000
Kern County,
GO Notes, TRAN	2.50	6/30/10	11,700,000	11,732,545
Long Beach,
GO Notes, TRAN	2.50	9/30/10	1,400,000	1,411,589
Los Angeles Department of Water
and Power, Power System
Revenue (Liquidity Facility:
California Public Employees
Retirement System, California
State Teachers Retirement
System and Royal Bank of
Canada)	0.26	5/1/10	2,960,000 a	2,960,000
Puttable Floating Option Tax
Exempt Receipts (California
Statewide Communities
Development Authority, MFHR
(La Mision Village Apartments
Project)) (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.47	5/7/10	1,240,000 a,c	1,240,000
Puttable Floating Option Tax
Exempt Receipts (California
Statewide Communities
Development Authority, Revenue
(Japanese American National
Museum)) (Liquidity Facility;
Merrill Lynch Capital Services
and LOC; Merrill Lynch Capital
Services)	0.55	5/7/10	4,400,000 a,c	4,400,000
Riverside County Transportation
Commission, Sales Tax Revenue
(Liquidity Facility; JPMorgan

Chase Bank)	0.31	5/7/10	7,000,000 a	7,000,000
Roseville Joint Union High School
District, COP (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Dexia Credit Locale)	0.45	5/7/10	735,000 a	735,000
Sausalito,
MFHR (Rotary Village Senior
Housing Project) (LOC; Bank of
the West)	0.33	5/7/10	2,230,000 a	2,230,000
Southern California Public Power
Authority, Transmission
Project Revenue, Refunding
(Southern Transmission
Project) (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility;
Westdeutsche Landesbank)	0.33	5/7/10	6,000,000 a	6,000,000
Victorville Joint Powers Financing
Authority, LR (Cogeneration
Facility Project) (LOC; Fortis
Bank)	0.41	5/7/10	14,000,000 a	14,000,000
West Covina Public Financing
Authority, LR, Refunding
(Public Facilities Project)
(LOC; California State
Teachers Retirement System)	0.36	5/7/10	1,540,000 a	1,540,000

U.S. Related--7.1%
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank
NA)	0.32	5/7/10	19,415,000 a,c	19,415,000

Total Investments (cost $266,091,947)			97.9%	266,091,947
Cash and Receivables (Net)			2.1%	5,777,910
Net Assets			100.0%	271,869,857

a	Variable rate demand note - rate shown is the interest rate in effect at April 30, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, these securities amounted to $57,275,000 or 21.1% of net assets.

At April 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency

SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of April 30, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	266,091,947
Level 3 - Significant Unobservable Inputs	-
Total	266,091,947

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus New York AMT-Free Municipal Cash Management Fund
April 30, 2010 (Unaudited)
	Coupon	Maturity	Principal
Short-Term Investments--98.8%	Rate (%)	Date	Amount ($)	Value ($)

Albany Industrial Development
Agency, Civic Facility Revenue
(Albany College of Pharmacy
Project) (LOC; TD Bank)	0.29	5/7/10	4,100,000 a,b	4,100,000
Attica,
GO Notes, BAN	2.00	11/19/10	1,000,000	1,004,922
Broome County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Good Shepherd Village
at Endwell, Inc. Project)
(LOC; M&T Bank)	0.35	5/7/10	3,250,000 a	3,250,000
Campbell-Savona Central School
District, GO Notes, BAN	2.00	6/24/10	1,450,000 b	1,452,248
Chappaqua Central School District,
GO Notes, TAN	2.00	6/30/10	3,000,000 b	3,008,100
Chenango County Industrial
Development Agency, Civic
Facilities Revenue (Grace View
Manor Nursing Home Project)
(LOC; Banco Santander)	0.31	5/7/10	3,455,000 a	3,455,000
Cold Spring Harbor Central School
District, GO Notes, TAN	2.00	6/30/10	1,290,000 b	1,293,174
Cooperstown Central School
District, GO Notes, BAN	1.25	7/7/10	2,500,000 b	2,503,477
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Anderson
Foundation for Autism, Inc.
Project) (LOC; M&T Bank)	0.35	5/7/10	4,700,000 a	4,700,000
East Farmingdale Volunteer Fire
Company Inc., Volunteer Fire
Department Revenue (LOC;
Citibank NA)	0.45	5/7/10	4,395,000 a	4,395,000
East Hampton Union Free School

District, GO Notes, TAN	1.00	6/30/10	1,335,000 b	1,336,357
Elmira City School District,
GO Notes, BAN	1.00	6/30/10	1,260,000 b	1,260,858
Elmira City School District,
GO Notes, BAN	1.50	6/30/10	1,600,000 b	1,602,244
Erie County Fiscal Stability
Authority, GO Notes, BAN	1.25	7/30/10	1,420,000	1,422,375
Fort Plain Central School
District, GO Notes, BAN	2.00	6/24/10	1,000,000 b	1,001,997
Franklin County Industrial
Development Agency, Multi-Mode
Civic Facility Revenue (Paul
Smith's College Project) (LOC;
U.S. Bank NA)	0.39	5/7/10	485,000 a	485,000
Heuvelton Central School District,
GO Notes, BAN	1.50	6/30/10	1,000,000 b	1,001,396
Long Island Power Authority,
CP (Long Island Lighting
Company) (LOC; JPMorgan Chase
Bank)	0.35	6/10/10	1,900,000	1,900,000
Long Island Power Authority,
Electric System General
Revenue (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Dexia
Credit Locale)	0.35	5/7/10	4,100,000 a	4,100,000
Mamaroneck Village,
GO Notes, BAN	1.00	8/18/10	1,000,000	1,001,923
Metropolitan Transportation
Authority, RAN	2.00	12/31/10	5,000,000	5,053,724
Metropolitan Transportation
Authority, Transportation
Revenue (LOC; Fortis Bank)	0.29	5/7/10	5,000,000 a	5,000,000
Metropolitan Transportation
Authority, Transportation
Revenue, Refunding (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Westdeutsche Landesbank)	0.35	5/7/10	21,780,000 a	21,780,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (Association

for the Blind and Visually
Impaired - Goodwill Industries
of Greater Rochester, Inc.
Project) (LOC; JPMorgan Chase
Bank)	0.30	5/7/10	400,000 a	400,000
Monroe County Industrial
Development Agency, Revenue
(Collegiate Housing Foundation
- Rochester, L.L.C. -
Rochester Institute of
Technology Project) (LOC;
Wells Fargo Bank)	0.30	5/7/10	11,125,000 a,b	11,125,000
New York City,
GO Notes	5.00	8/1/10	1,475,000	1,491,904
New York City,
GO Notes (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.26	5/1/10	1,145,000 a	1,145,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.24	5/1/10	1,600,000 a	1,600,000
New York City Capital Resource
Corporation, Revenue (Loan
Enhanced Assistance Program)
(LOC; Bank of America)	0.40	5/7/10	1,445,000 a,b	1,445,000
New York City Housing Development
Corporation, MFHR (Liquidity
Facility; Citibank NA)	0.33	5/7/10	3,700,000 a,c	3,700,000
New York City Housing Development
Corporation, MFMR (The Crest
Project) (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.31	5/7/10	3,200,000 a	3,200,000
New York City Housing Development
Corporation, Residential
Revenue (Queens College
Residences) (LOC; FHLB)	0.28	5/7/10	15,000,000 a,b	15,000,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Abraham
Joshua Heschel High School
Project) (LOC; Allied Irish
Banks)	0.52	5/7/10	3,500,000 a,b	3,500,000
New York City Industrial

Development Agency, Civic
Facility Revenue (Ateret Torah
Center Project) (LOC; Wachovia
Bank)	0.30	5/7/10	12,480,000 a,b	12,480,000
New York City Industrial
Development Agency, Civic
Facility Revenue (The
Allen-Stevenson School
Project) (LOC; Allied Irish
Banks)	0.70	5/7/10	15,740,000 a,b	15,740,000
New York City Municipal Water
Finance Authority, CP
(Liquidity Facility:
Bayerische Landesbank and
Westdeutsche Landesbank)	0.42	5/7/10	1,500,000	1,500,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.30	5/7/10	2,000,000 a	2,000,000
New York Liberty Development
Corporation, Multi-Modal
Liberty Revenue (World Trade
Center Project)	0.50	1/18/11	5,000,000	5,000,000
New York State Dormitory
Authority, Consolidated
Service Contract Revenue,
Refunding	1.50	7/1/10	1,760,000 b	1,763,263
New York State Dormitory
Authority, Revenue (Catholic
Health System Obligated Group)
(LOC; HSBC Bank USA)	0.30	5/7/10	4,400,000 a,b	4,400,000
New York State Dormitory
Authority, Revenue (D'Youville
College) (LOC; Key Bank)	0.39	5/7/10	5,340,000 a,b	5,340,000
New York State Dormitory
Authority, Revenue (Park Ridge
Hospital, Inc.) (LOC; JPMorgan
Chase Bank)	0.31	5/7/10	11,000,000 a	11,000,000
New York State Dormitory
Authority, Revenue (Saint John
Fisher College) (LOC; FHLB)	0.28	5/7/10	4,345,000 a,b	4,345,000
New York State Environmental

Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Project)	5.00	6/15/10	600,000	603,363
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue
(Pooled Financing Program)	4.50	3/15/11	500,000	516,943
New York State Housing Finance
Agency, Housing Revenue
(Baisley Park Gardens) (LOC;
Citibank NA)	0.30	5/7/10	2,400,000 a	2,400,000
Oneida County Industrial
Development Agency, Civic
Facility Revenue (Cedarbrook
Village, Inc. Project) (LOC;
Key Bank)	0.40	5/7/10	3,000,000 a	3,000,000
Orange County Industrial
Development Agency, Civic
Facility Revenue (Tuxedo Park
School Project) (LOC; M&T Bank)	0.35	5/7/10	1,000,000 a	1,000,000
Ossining,
GO Notes, TAN	1.00	5/14/10	2,000,000	2,000,446
Port Authority of New York and New
Jersey, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.38	5/4/10	5,000,000	5,000,000
Port Authority of New York and New
Jersey, Equipment Notes	0.36	5/7/10	2,800,000 a	2,800,000
Rockland County Industrial
Development Agency, Civic
Facility Revenue (Dominican
College Project) (LOC; TD Bank)	0.29	5/7/10	1,750,000 a	1,750,000
Rockland County Industrial
Development Agency, Civic
Facility Revenue (Dominican
College Project) (LOC; TD Bank)	0.29	5/7/10	2,870,000 a	2,870,000
Rockland County Industrial
Development Agency, Civic
Facility Revenue (Dominican
College Project) (LOC; TD Bank)	0.29	5/7/10	6,405,000 a	6,405,000

Smithtown Central School District,
GO Notes, TAN	1.00	6/25/10	2,615,000 b	2,617,241
South Jefferson Central School
District, GO Notes, BAN	1.50	7/2/10	1,000,000 b	1,001,365
Susquehanna Valley Central School
District, GO Notes, BAN	1.50	7/30/10	1,000,000 b	1,001,970
Syracuse Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties-Larned Project)
(LOC; M&T Bank)	0.37	5/7/10	1,800,000 a	1,800,000
Syracuse Industrial Development
Agency, Civic Facility Revenue
(Crouse Health Hospital, Inc.
Project) (LOC; HSBC Bank USA)	0.31	5/7/10	2,835,000 a	2,835,000
Three Village Central School
District, GO Notes, TAN	1.00	6/30/10	1,825,000 b	1,826,676
Triborough Bridge and Tunnel
Authority, General Revenue
(Liquidity Facility; Dexia
Credit Locale)	0.33	5/7/10	1,920,000 a	1,920,000
Wellsville Central School
District, GO Notes, BAN	1.50	6/23/10	1,100,000 b	1,100,947
Westchester County Health Care
Corporation, CP (Liquidity
Facility; JPMorgan Chase Bank
and LOC; Westchester County)	0.40	5/10/10	3,000,000	3,000,000
William Floyd Union Free School
District of the
Mastics-Moriches-Shirley, GO
Notes, TAN	2.25	6/30/10	4,200,000 b	4,212,668

Total Investments (cost $231,944,581)			98.8%	231,944,581
Cash and Receivables (Net)			1.2%	2,886,018
Net Assets			100.0%	234,830,599

a	Variable rate demand note - rate shown is the interest rate in effect at April 30, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	At April 30, 2010, the fund had $105,458,981 or 44.9% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.
c	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, this security amounted to $3,700,000 or 1.6% of net assets.

At April 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of April 30, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	231,944,581
Level 3 - Significant Unobservable Inputs	-
Total	231,944,581

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Tax Exempt Cash Management
April 30, 2010 (Unaudited)
	Coupon	Maturity	Principal
Short-Term Investments--99.9%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--1.0%
Columbia Industrial Development
Board, PCR, Refunding (Alabama
Power Company Project)	0.27	5/1/10	6,000,000 a	6,000,000
Southeast Alabama Gas District,
Supply Project Revenue
(Liquidity Facility; Societe
Generale)	0.25	5/1/10	31,000,000 a	31,000,000

Arizona--1.1%
Arizona Health Facilities
Authority, HR (Phoenix
Children's Hospital)
(Liquidity Facility; BNP
Paribas and LOC; BNP Paribas)	0.40	5/7/10	12,425,000 a,b,c	12,425,000
Arizona Health Facilities
Authority, HR (Phoenix
Children's Hospital)
(Liquidity Facility; Merrill
Lynch Capital Services and
LOC; Merrill Lynch)	0.55	5/7/10	9,620,000 a,b,c	9,620,000
Arizona Health Facilities
Authority, Revenue (La Loma
Village) (LOC; Banco Santander)	0.32	5/7/10	18,300,000 a,b	18,300,000

California--.7%
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.32	5/6/10	14,500,000 b	14,500,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.32	5/6/10	10,000,000 b	10,000,000

Colorado--5.0%

Colorado,
Revenue, TRAN (Education Loan
Program)	1.50	8/12/10	77,000,000	77,265,041
Denver City and County,
CP (LOC; Wachovia Bank)	0.30	6/9/10	18,000,000	18,000,000
Denver Urban Renewal Authority,
Stapleton Senior Tax Increment
Revenue (LOC; U.S. Bank NA)	0.30	5/7/10	9,900,000 a	9,900,000
RBC Municipal Products Inc. Trust
(Meridian Village Metropolitan
District Number One,
Improvement Revenue)
(Liquidity Facility; Royal
Bank of Canada and LOC; Royal
Bank of Canada)	0.30	5/7/10	17,600,000 a,c	17,600,000
Southern Ute Indian Tribe of the
Southern Ute Indian
Reservation, Revenue	0.30	5/7/10	55,300,000 a	55,300,000
Southglenn Metropolitan District,
Special Revenue (LOC; BNP
Paribas)	0.31	5/7/10	8,000,000 a	8,000,000

Connecticut--.4%
Connecticut Health and Educational
Facilities Authority, Revenue
(The Jerome Home Issue) (LOC;
Bank of America)	0.33	5/7/10	4,670,000 a,b	4,670,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)
(Liquidity Facility; Citibank
NA)	0.30	5/7/10	11,850,000 a,c	11,850,000

Delaware--.7%
Delaware Economic Development
Authority, MFHR (School House
Project) (LOC; HSBC Bank USA)	0.50	5/7/10	11,900,000 a	11,900,000
Delaware Economic Development
Authority, Revenue
(Connections Community Support
Programs, Inc. Project) (LOC;
PNC Bank NA)	0.29	5/7/10	6,345,000 a	6,345,000

Delaware Health Facilities
Authority, Revenue (Christiana
Care Health Services)	0.28	5/7/10	8,325,000 a,b	8,325,000

District of Columbia--1.2%
District of Columbia,
Revenue (American Legacy
Foundation Issue)	0.29	5/7/10	14,000,000 a	14,000,000
District of Columbia,
Revenue (American Public
Health Association Issue)
(LOC; Bank of America)	0.40	5/7/10	6,565,000 a,b	6,565,000
District of Columbia,
Revenue, CP (National Academy
of Sciences) (LOC; Bank of
America)	0.26	5/17/10	10,220,000	10,220,000
District of Columbia,
Revenue, CP (National Academy
of Sciences) (LOC; Bank of
America)	0.30	7/9/10	15,000,000	15,000,000

Florida--9.7%
Broward County Health Facilities
Authority, Revenue, Refunding
(John Knox Village of Florida,
Inc. Project) (LOC; Wachovia
Bank)	0.30	5/7/10	30,315,000 a,b	30,315,000
Capital Trust Agency,
MFHR (Brittany Bay Apartments
- Waterman's Crossing)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.35	5/7/10	23,350,000 a,c	23,350,000
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	4.50	6/1/10	10,000,000	10,033,664
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	2.00	4/21/11	68,000,000	68,470,095
Collier County Health Facilities
Authority, Health Facility
Revenue (The Moorings, Inc.
Project) (LOC; Wachovia Bank)	0.30	5/7/10	34,820,000 a,b	34,820,000

Florida Local Government Finance
Commission, Pooled Loan
Program Revenue, CP (LOC;
Wachovia Bank)	0.32	6/10/10	30,000,000	30,000,000
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	0.28	5/7/10	14,500,000 a,b	14,500,000
Highlands County Health Facilities
Authority, Revenue (Adventist
Health System/Sunbelt, Inc.
Accounts Receivable Program)
(LOC; FHLB)	0.29	5/7/10	22,280,000 a,b	22,280,000
Hillsborough County School Board,
COP (Master Lease Purchase
Agreement) (LOC; Wachovia Bank)	0.29	5/1/10	3,500,000 a	3,500,000
Jacksonville,
Transportation Revenue (LOC;
Wachovia Bank)	0.30	5/7/10	10,600,000 a	10,600,000
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Dexia Credit Locale)	0.42	5/1/10	15,850,000 a,b	15,850,000
Orlando-Orange County Expressway
Authority, Revenue (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Dexia Credit Locale)	0.32	5/7/10	12,645,000 a	12,645,000
Port Orange,
Revenue (Palmer College of
Chiropractic Florida Project)
(LOC; ABN-AMRO)	0.33	5/7/10	3,870,000 a	3,870,000
Sunshine State Government
Financing Commission, Revenue,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.31	6/10/10	25,000,000	25,000,000
Sunshine State Governmental
Financing Commission, Revenue
(LOC; Dexia Credit Locale)	0.41	5/7/10	14,500,000 a	14,500,000
Tohopekaliga Water Authority,
Utility System Revenue (LOC;

Landesbank Hessen-Thuringen
Girozentrale)	0.31	5/7/10	44,525,000 a	44,525,000

Georgia--3.6%
Cobb County,
GO Notes, TAN	1.50	12/30/10	75,000,000	75,601,833
Floyd County Development
Authority, Revenue (Berry
College Project) (LOC; FHLB)	0.30	5/7/10	11,000,000 a	11,000,000
Fulton County Development
Authority, Educational
Facilities Revenue (Catholic
Education of North Georgia,
Inc. Project) (LOC; Wachovia
Bank)	0.30	5/7/10	14,200,000 a	14,200,000
Fulton County Housing Authority,
MFHR (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.35	5/7/10	25,365,000 a,c	25,365,000
Thomasville Hospital Authority,
RAC (John D. Archbold Memorial
Hospital, Inc. Project) (LOC;
Branch Banking and Trust Co.)	0.30	5/7/10	7,840,000 a,b	7,840,000

Idaho--.0%
Idaho Health Facilities Authority,
Health Care Facilities Revenue
(Aces-Pooled Financing
Program) (LOC; U.S. Bank NA)	0.27	5/7/10	1,550,000 a,b	1,550,000

Illinois--7.9%
Channahon,
Revenue, Refunding (Morris
Hospital) (LOC; U.S. Bank NA)	0.26	5/7/10	3,465,000 a,b	3,465,000
Chicago O'Hare International
Airport, Revenue (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Citibank NA)	0.32	5/7/10	5,470,000 a,c	5,470,000
Illinois Development Finance
Authority, Revenue (Evanston
Northwestern Healthcare
Corporation) (LOC; JPMorgan

Chase Bank)	0.25	5/1/10	38,610,000 a,b	38,610,000
Illinois Educational Facilities
Authority, Revenue, CP (Pooled
Finance Program) (LOC;
Northern Trust Co.)	0.27	6/14/10	81,200,000	81,200,000
Illinois Finance Authority,
Revenue (Hospice of
Northeastern Illinois Project)
(LOC; Harris NA)	0.32	5/7/10	6,500,000 a,b	6,500,000
Illinois Finance Authority,
Revenue (Riverside Health
System) (LOC; JPMorgan Chase
Bank)	0.31	5/7/10	4,295,000 a,b	4,295,000
Illinois Finance Authority,
Revenue (The Landing at
Plymouth Place Project) (LOC;
ABN-AMRO)	0.30	5/7/10	14,370,000 a	14,370,000
Illinois Finance Authority,
Revenue (The Landing at
Plymouth Place Project) (LOC;
Lloyds TSB Bank PLC)	0.30	5/7/10	10,000,000 a	10,000,000
Illinois Health Facilities
Authority, Revenue (Revolving
Fund Pooled Financing Program)
(LOC; JPMorgan Chase Bank)	0.30	5/7/10	4,450,000 a,b	4,450,000
Illinois Toll Highway Authority,
Toll Highway Senior Priority
Revenue (Liquidity Facility;
Dexia Credit Locale)	0.33	5/7/10	80,000,000 a	80,000,000
Illinois Toll Highway Authority,
Toll Highway Senior Revenue,
Refunding (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Dexia
Credit Locale)	0.31	5/7/10	20,505,000 a	20,505,000
Illinois Toll Highway Authority,
Toll Highway Senior Revenue,
Refunding (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Dexia
Credit Locale)	0.33	5/7/10	23,000,000 a	23,000,000
Lake County,
MFHR (Whispering Oaks

Apartments Project) (LOC;
FHLMC)	0.33	5/7/10	3,250,000 a	3,250,000

Indiana--3.8%
Indiana Finance Authority,
Environmental Revenue,
Refunding (Duke Energy
Indiana, Inc. Project) (LOC;
Bank of America)	0.27	5/1/10	9,500,000 a	9,500,000
Indiana Finance Authority,
HR (Community Health Network
Project) (LOC; Bank of America)	0.33	5/7/10	15,000,000 a,b	15,000,000
Indiana Finance Authority,
Revenue (Ascension Health
Senior Credit Group)	0.33	6/15/10	6,490,000 b	6,490,000
Indiana Finance Authority,
Revenue (Ascension Health
Senior Credit Group)	0.33	6/15/10	6,725,000 b	6,725,000
Indiana Finance Authority,
Revenue (Ascension Health
Senior Credit Group)	0.33	6/15/10	8,090,000 b	8,090,000
Indiana Finance Authority,
Revenue, Refunding (Trinity
Health Credit Group)	0.25	5/7/10	14,600,000 a,b	14,600,000
Indiana Health and Educational
Facility Financing Authority,
Revenue (Ascension Health
Senior Credit Group)
(Liquidity Facility; Citibank
NA)	0.31	5/7/10	59,000,000 a,b,c	59,000,000
Indianapolis Local Public
Improvement Bond Bank, Notes	0.37	8/6/10	6,350,000	6,350,000
Indianapolis Local Public
Improvement Bond Bank, Notes	0.37	8/6/10	10,000,000	10,000,000
Indianapolis Local Public
Improvement Bond Bank, Notes	0.37	8/6/10	6,250,000	6,250,000

Kentucky--.6%
Kentucky Property and Buildings
Commission, Revenue, Refunding
(Project Number 84) (Liquidity
Facility; Dexia Credit Locale

and LOC; Dexia Credit Locale)	0.55	5/7/10	16,350,000 a,c	16,350,000
Madisonville,
HR (The Trover Clinic
Foundation, Inc.) (Liquidity
Facility; U.S. Bank NA)	0.33	5/7/10	6,695,000 a,b	6,695,000

Louisiana--3.4%
Ascension Parish Industrial
Development Board, Revenue
(International Matex Tank
Terminals - Geismar Project)
(LOC; FHLB)	0.30	5/7/10	17,000,000 a	17,000,000
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Healthcare
Facilities Revenue, Refunding
(Saint James Place of Baton
Rouge Project) (LOC; ABN-AMRO)	0.33	5/7/10	11,520,000 a,b	11,520,000
Louisiana Municipal Natural Gas
Purchasing and Distribution
Authority, Revenue (Putters
Program) (Gas Project Number
1) (Liquidity Facility;
JPMorgan Chase Bank and LOC;
JPMorgan Chase Bank)	0.32	5/7/10	20,929,000 a,c	20,929,000
Louisiana Public Facilities
Authority, HR (Touro Infirmary
Project) (Liquidity Facility;
Merrill Lynch Bank and LOC;
Merrill Lynch)	0.55	5/7/10	34,045,000 a,b,c	34,045,000
Louisiana Public Facilities
Authority, Revenue (Dynamic
Fuels, LLC Project) (LOC;
JPMorgan Chase Bank)	0.26	5/1/10	27,600,000 a	27,600,000
Louisiana Public Facilities
Authority, Revenue (Tiger
Athletic Foundation Project)
(LOC; FHLB)	0.30	5/7/10	15,750,000 a	15,750,000

Maine--.3%
Maine Finance Authority,

Revenue (Waynflete School
Issue) (LOC; JPMorgan Chase
Bank)	0.30	5/7/10	11,090,000 a	11,090,000

Maryland--2.2%
Baltimore County Revenue
Authority, Golf System Revenue
(LOC; M&T Bank)	0.33	5/7/10	3,500,000 a	3,500,000
Frederick County,
Revenue (Homewood, Inc.
Facility) (LOC; M&T Bank)	0.32	5/7/10	12,900,000 a	12,900,000
Frederick County,
Revenue, Refunding
(Manekin-Frederick Associates
Facility) (LOC; M&T Bank)	0.42	5/7/10	2,230,000 a	2,230,000
Maryland Economic Development
Corporation, Revenue (Easter
Seals Facility) (LOC; M&T Bank)	0.35	5/7/10	6,780,000 a	6,780,000
Maryland Economic Development
Corporation, Revenue (Legal
Aid Bureau, Inc. Facility)
(LOC; M&T Bank)	0.37	5/7/10	1,965,000 a	1,965,000
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Dematha
Catholic High School) (LOC;
Branch Banking and Trust Co.)	0.30	5/7/10	9,865,000 a	9,865,000
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Upper
Chesapeake Hospitals Issue)
(LOC; Branch Banking and Trust
Co.)	0.31	5/7/10	5,700,000 a,b	5,700,000
Maryland Health and Higher
Educational Facilities
Authority, Revenue, CP (Johns
Hopkins Health System)
(Liquidity Facility; Bank of
America)	0.33	6/10/10	20,000,000 b	20,000,000
Montgomery County,
EDR (Riderwood Village, Inc.
Project) (LOC; M&T Bank)	0.32	5/7/10	21,260,000 a	21,260,000

Massachusetts--1.2%
Massachusetts,
GO Notes, RAN	2.50	5/27/10	25,000,000	25,038,553
Massachusetts,
GO Notes, Refunding (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.30	5/7/10	20,000,000 a	20,000,000

Michigan--8.2%
Board of Trustees of the Michigan
State University, CP	0.28	7/1/10	21,750,000	21,750,000
Jackson County Hospital Finance
Authority, HR, Refunding (W.A.
Foote Memorial Hospital)
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Comerica Bank)	0.40	5/7/10	8,000,000 a,b	8,000,000
Michigan,
GO Notes	2.00	9/30/10	80,000,000	80,487,641
Michigan Higher Education
Facilities Authority, Revenue,
Refunding (Walsh College
Project) (LOC; Commerce Bank)	0.35	5/7/10	8,135,000 a	8,135,000
Michigan Hospital Finance
Authority, Revenue (Ascension
Health Credit Group)	0.28	5/4/10	10,000,000 b	10,000,000
Michigan Hospital Finance
Authority, Revenue, CP
(Trinity Health System)	0.25	5/5/10	25,000,000 b	25,000,000
Michigan Hospital Finance
Authority, Revenue, CP
(Trinity Health System)	0.25	5/5/10	50,000,000 b	50,000,000
Michigan Hospital Finance
Authority, Revenue, CP
(Trinity Health System)	0.28	6/11/10	15,000,000 b	15,000,000
Michigan Hospital Finance
Authority, Revenue, CP
(Trinity Health System)	0.40	10/4/10	37,500,000 b	37,500,000
Michigan Housing Development
Authority, Rental Housing
Revenue (Liquidity Facility;

Landesbank Hessen-Thuringen
Girozentrale)	0.32	5/7/10	14,255,000 a	14,255,000
Michigan Municipal Bond Authority,
State Aid Revenue Notes (LOC;
Bank of Nova Scotia)	1.50	8/23/10	5,000,000	5,014,905
University of Michigan,
CP	0.26	5/19/10	12,880,000	12,880,000
University of Michigan,
CP	0.31	7/15/10	18,770,000	18,770,000

Minnesota--.7%
Rochester,
Health Care Facilities
Revenue, CP (Mayo Clinic)	0.28	5/10/10	9,000,000 b	9,000,000
Rochester,
Health Care Facilities
Revenue, CP (Mayo Clinic)	0.30	6/10/10	10,000,000 b	10,000,000
Southern Minnesota Municipal Power
Agency, Power Supply System
Revenue, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.48	5/11/10	8,000,000	8,000,000

Mississippi--.3%
Mississippi Business Finance
Corporation, Revenue,
Refunding (Renaissance at
Colony Park, LLC Refunding
Project) (LOC; FHLB)	0.29	5/7/10	10,000,000 a	10,000,000

Missouri--1.2%
Kansas City Industrial Development
Authority, Revenue (Kansas
City Downtown Redevelopment
District) (LOC; JPMorgan Chase
Bank)	0.30	5/7/10	25,800,000 a	25,800,000
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(The Washington University)
(Liquidity Facility; JPMorgan
Chase Bank)	0.27	5/1/10	10,400,000 a	10,400,000

Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (The
Children's Mercy Hospital)
(LOC; UBS AG)	0.26	5/7/10	7,300,000 a,b	7,300,000

Nebraska--.7%
Lancaster County Hospital
Authority Number 1, HR,
Refunding (BryanLGH Medical
Center) (LOC; U.S. Bank NA)	0.27	5/7/10	24,820,000 a,b	24,820,000

Nevada--1.2%
Austin Trust
(Clark County, GO Bond Bank
Bonds) (Liquidity Facility;
Bank of America)	0.30	5/7/10	9,770,000 a,c	9,770,000
Las Vegas Convention and Visitors
Authority, Revenue, CP (LOC:
Bank of Nova Scotia, Fortis
Bank and State Street Bank and
Trust Co.)	0.36	7/7/10	20,000,000	20,000,000
Las Vegas Valley Water District,
CP (LOC; BNP Paribas)	0.25	7/9/10	15,000,000	15,000,000

New Hampshire--1.3%
New Hampshire Business Finance
Authority, Revenue (The Mark
H. Wentworth Home Issue) (LOC;
TD Bank)	0.27	5/7/10	11,745,000 a,b	11,745,000
New Hampshire Health and Education
Facilities Authority, HR
(Catholic Medical Center
Issue) (LOC; FHLB)	0.30	5/7/10	8,840,000 a,b	8,840,000
New Hampshire Health and Education
Facilities Authority, Revenue
(Dartmouth College Issue)
(Liquidity Facility; JPMorgan
Chase Bank)	0.25	5/1/10	18,180,000 a	18,180,000
New Hampshire Higher Educational
and Health Facilities
Authority, Revenue (Hunt

Community Issue) (LOC; Bank of
America)	0.31	5/7/10	10,150,000 a,b	10,150,000

New Jersey--2.3%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (LOC:
Bank of Nova Scotia and Lloyds
TSB Bank PLC)	0.24	5/1/10	4,100,000 a	4,100,000
New Jersey Economic Development
Authority, School Facilities
Construction Revenue,
Refunding (LOC; Dexia Credit
Locale)	0.35	5/7/10	82,745,000 a	82,745,000

New Mexico--.2%
Dona Ana County,
Industrial Revenue (Foamex
Products, Inc. Project) (LOC;
Wachovia Bank)	0.34	5/7/10	6,000,000 a	6,000,000

New York--3.1%
Metropolitan Transportation
Authority, RAN	2.00	12/31/10	15,000,000	15,161,173
Metropolitan Transportation
Authority, Transportation
Revenue, Refunding (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Westdeutsche Landesbank)	0.35	5/7/10	30,000,000 a	30,000,000
New York City,
GO Notes (LOC; Bank of Nova
Scotia)	0.29	5/7/10	6,785,000 a	6,785,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Prerefunded)	5.50	6/15/10	10,000,000 d	10,163,000
New York Liberty Development
Corporation, Multi-Modal
Liberty Revenue (World Trade
Center Project)	0.50	1/18/11	15,000,000	15,000,000
New York Local Government

Assistance Corporation,
Subordinate Lien Revenue,
Refunding (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility;
Westdeutsche Landesbank)	0.37	5/7/10	40,000,000 a	40,000,000
New York State Housing Finance
Agency, Housing Revenue
(Normandie Court I Project)
(LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.31	5/7/10	400,000 a	400,000

North Carolina--1.2%
Board of Governers of the
University of North Carolina,
CP	0.31	6/4/10	14,653,000	14,653,000
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Deerfield Episcopal
Retirement Community) (LOC;
Branch Banking and Trust Co.)	0.30	5/7/10	5,000,000 a,b	5,000,000
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (WakeMed)
(LOC; Wachovia Bank)	0.30	5/7/10	9,300,000 a,b	9,300,000
Piedmont Triad Airport Authority,
Airport Revenue (LOC; Branch
Banking and Trust Co.)	0.33	5/7/10	3,400,000 a	3,400,000
Union County,
GO Notes (Liquidity Facility;
Branch Banking and Trust Co.)	0.29	5/7/10	13,770,000 a	13,770,000

Ohio--3.8%
Akron, Bath and Copley Joint
Township Hospital District,
Health Care Facilities Revenue
(Sumner on Ridgewood Project)
(LOC; KBC Bank)	0.33	5/7/10	5,200,000 a,b	5,200,000
Cleveland,
Airport System Revenue (LOC;
KBC Bank)	0.37	5/7/10	8,500,000 a	8,500,000

Franklin County,
Hospital Facilities Revenue,
Refunding (OhioHealth
Corporation) (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.30	5/7/10	79,400,000 a,b	79,400,000
Ohio Higher Educational Facility
Commission, Revenue, CP
(Cleveland Clinic Health
System Obligated Group)	0.25	5/18/10	20,000,000 b	20,000,000
Ohio Higher Educational Facility
Commission, Revenue, CP
(Cleveland Clinic Health
System Obligated Group)	0.26	6/24/10	13,000,000 b	13,000,000
Puttable Floating Option Tax
Exempt Receipts (Hamilton
County, Hospital Facilities
Revenue (University Hospital))
(Liquidity Facility; Bank of
America and LOC; Bank of
America)	0.30	5/7/10	15,000,000 a,b,c	15,000,000

Oklahoma--.8%
Oklahoma Development Finance
Authority, Continuing Care
Retirement Community Revenue,
Refunding (Inverness Village
Project) (LOC; KBC Bank)	0.32	5/7/10	22,600,000 a,b	22,600,000
Oklahoma Development Finance
Authority, Revenue, CP
(INTEGRIS Baptist Medical)	0.28	5/14/10	8,450,000 b	8,450,000

Oregon--.4%
Salem Hospital Facility Authority,
Revenue (Capital Manor, Inc.
Project) (LOC; Bank of America)	0.33	5/7/10	5,370,000 a,b	5,370,000
Salem Hospital Facility Authority,
Revenue, Refunding (Capital
Manor, Inc. Project) (LOC;
Bank of America)	0.33	5/7/10	8,680,000 a,b	8,680,000

Pennsylvania--12.2%

Beaver County Industrial
Development Authority, PCR,
Refunding (FirstEnergy Nuclear
Generation Corporation
Project) (LOC; Citibank NA)	0.29	5/7/10	7,000,000 a	7,000,000
Berks County Industrial
Development Authority, Student
Housing Revenue (CHF-Kutztown,
LLC Project Servicing Kutztown
University of Pennsylvania)
(LOC; Citibank NA)	0.31	5/7/10	5,000,000 a	5,000,000
Bucks County Industrial
Development Authority, Revenue
(Pennswood Village Project)
(LOC; Bank of America)	0.33	5/7/10	7,300,000 a,b	7,300,000
Chester County Health and
Education Facilities
Authority, Retirement
Community Revenue
(Kendal-Crosslands Communities
Project) (LOC; Wachovia Bank)	0.30	5/7/10	20,935,000 a,b	20,935,000
Delaware County Industrial
Development Authority, PCR, CP
(Exelon Generation Company
LLC) (LOC; BNP Paribas)	0.40	5/13/10	16,000,000	16,000,000
East Hempfield Township Industrial
Development Authority, Revenue
(The Mennonite Home Project)
(LOC; M&T Bank)	0.35	5/7/10	11,600,000 a	11,600,000
East Hempfield Township Industrial
Development Authority, Revenue
(The Mennonite Home Project)
(LOC; M&T Bank)	0.35	5/7/10	7,240,000 a,b	7,240,000
Emmaus General Authority
(Pennsylvania Variable Rate
Loan Program) (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Wachovia Bank)	0.35	5/7/10	65,075,000 a	65,075,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.28	5/7/10	9,200,000 a	9,200,000

Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.28	5/7/10	10,500,000 a	10,500,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.28	5/7/10	11,200,000 a	11,200,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.28	5/7/10	5,850,000 a	5,850,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.28	5/7/10	13,700,000 a	13,700,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.28	5/7/10	16,600,000 a	16,600,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.28	5/7/10	12,500,000 a	12,500,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.28	5/7/10	9,300,000 a	9,300,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.28	5/7/10	12,300,000 a	12,300,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.28	5/7/10	10,000,000 a	10,000,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.28	5/7/10	9,500,000 a	9,500,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank

NA)	0.28	5/7/10	6,400,000 a	6,400,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.28	5/7/10	10,000,000 a	10,000,000
Geisinger Authority,
Health System Revenue
(Geisinger Health System)
(Liquidity Facility; Wachovia
Bank)	0.26	5/1/10	4,400,000 a,b	4,400,000
General Authority of South Central
Pennsylvania, Revenue
(Lutheran Social Services of
South Central Pennsylvania
Project) (LOC; M&T Bank)	0.35	5/7/10	16,610,000 a	16,610,000
Lancaster County Hospital
Authority, Health Center
Revenue (LUTHERCARE Project)
(LOC; M&T Bank)	0.30	5/7/10	33,406,000 a,b	33,406,000
Lancaster County Hospital
Authority, Revenue (Landis
Home Retirement Community
Project) (LOC; M&T Bank)	0.35	5/7/10	7,970,000 a,b	7,970,000
Montgomery County Higher Education
and Health Authority, Revenue
(Pennsylvania Higher Education
and Health Loan Program) (LOC;
M&T Bank)	0.35	5/7/10	1,165,000 a	1,165,000
Montgomery County Industrial
Development Authority, Revenue
(Abington Friends School
Project) (LOC; Wachovia Bank)	0.30	5/7/10	8,710,000 a	8,710,000
Pennsylvania Economic Development
Financing Authority, Exempt
Facilities Authority, CP
(Pennsylvania Power and Light
Utilities Program) (LOC;
Wachovia Bank)	0.45	9/1/10	4,000,000	4,000,000
Pennsylvania Economic Development
Financing Authority, Exempt
Facilities Revenue, CP
(Pennsylvania Power and Light
Utilities Project) (LOC;

Wachovia Bank)	0.62	9/1/10	12,000,000	12,000,000
Philadelphia,
GO Notes, TRAN	2.50	6/30/10	26,000,000	26,075,696
Pottstown Borough Authority,
Educational Facilities Revenue
(The Hill School Project)
(LOC; M&T Bank)	0.30	5/7/10	7,000,000 a	7,000,000
Ridley School District,
GO Notes (LOC; TD Bank)	0.30	5/7/10	3,000,000 a	3,000,000
University of Pittsburgh of the
Commonwealth System of Higher
Education, CP	0.25	5/20/10	10,000,000	10,000,000
University of Pittsburgh of the
Commonwealth System of Higher
Education, CP	0.23	6/8/10	15,000,000	15,000,000
University of Pittsburgh of the
Commonweatlth System of Higher
Education, CP	0.37	7/8/10	20,000,000	20,000,000
Wallingford-Swarthmore School
District, GO Notes (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Dexia Credit Locale)	0.38	5/7/10	10,000,000 a	10,000,000
York General Authority,
Revenue (Strand-Capitol
Performing Arts Center
Project) (LOC; M&T Bank)	0.35	5/7/10	3,765,000 a	3,765,000

South Carolina--1.9%
South Carolina Jobs-Economic
Development Authority, HR
(Conway Hospital, Inc.)
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Branch Banking and
Trust Co.)	0.33	5/7/10	44,800,000 a,b	44,800,000
South Carolina Jobs-Economic
Development Authority, HR
(Oconee Memorial Hospital,
Inc. Project) (Liquidity
Facility; Wachovia Bank and
LOC; Wachovia Bank)	0.30	5/7/10	27,000,000 a,b	27,000,000

Tennessee--7.5%
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(Liquidity Facility; Branch
Banking and Trust Co.)	0.30	5/7/10	50,300,000 a	50,300,000
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Branch Banking and Trust
Co.)	0.30	5/7/10	10,000,000 a	10,000,000
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Branch Banking and Trust
Co.)	0.30	5/7/10	6,245,000 a	6,245,000
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Branch Banking and Trust
Co.)	0.30	5/7/10	6,000,000 a	6,000,000
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Branch Banking and Trust
Co.)	0.30	5/7/10	48,875,000 a	48,875,000
Clarksville Public Building
Authority, Pooled Financing
Revenue (Tennessee Municipal
Bond Fund) (LOC; Bank of
America)	0.27	5/1/10	95,000 a	95,000
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue (The
Vanderbilt University)
(Liquidity Facility:
Bayerische Landesbank and
Landesbank Hessen-Thuringen
Girozentrale)	0.23	5/7/10	18,925,000 a	18,925,000
Sevier County Public Building
Authority, Local Government

Public Improvement Revenue
(LOC; Allied Irish Banks)	0.50	5/7/10	25,495,000 a	25,495,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Allied Irish Banks)	0.50	5/7/10	9,315,000 a	9,315,000
Shelby County Health, Educational
and Housing Facility Board,
Revenue (Methodist Le Bonheur
Healthcare) (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; U.S. Bank
NA)	0.28	5/7/10	19,000,000 a,b	19,000,000
Shelby County Health, Educational
and Housing Facility Board,
Revenue (Trezevant Manor
Project) (LOC; ABN-AMRO)	0.30	5/7/10	7,000,000 a,b	7,000,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(Liquidity Facility; JPMorgan
Chase Bank)	0.32	5/7/10	17,110,000 a,c	17,110,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(LOC; BNP Paribas)	0.32	5/7/10	63,575,000 a,c	63,575,000

Texas--6.1%
Crawford Education Facilities
Corporation, Revenue (Hyde
Park Baptist School Project)
(LOC; JPMorgan Chase Bank)	0.30	5/7/10	12,600,000 a	12,600,000
Dallas,
Waterworks and Sewer System
Revenue, CP (Liquidity
Facility; Bank of America)	0.35	7/14/10	28,703,000	28,703,000
El Paso,
Water and Sewer Revenue, CP
(Liquidity Facility; JPMorgan
Chase Bank)	0.38	7/14/10	9,000,000	9,000,000
El Paso Independent School
District, Unlimited Tax School
Building Bonds (Liquidity
Facility; JPMorgan Chase Bank
and LOC; Permanent School Fund

Guarantee Program)	0.45	6/10/10	17,000,000	17,000,000
Harris County Cultural Education
Facilities Finance
Corporation, Revenue, CP
(Methodist Healthcare)	0.35	6/30/10	22,500,000 b	22,500,000
Harris County Metropolitan Transit
Authority, CP (Liquidity
Facility; JPMorgan Chase Bank)	0.30	6/24/10	13,250,000	13,250,000
Kendall County Health Facilities
Development Corporation,
Health Care Revenue
(Morningside Ministries
Project) (LOC; Allied Irish
Banks)	0.58	5/7/10	6,360,000 a,b	6,360,000
Puttable Floating Option Tax
Exempt Receipts (Brazos County
Health Facilities Development
Corporation, Revenue
(Franciscan Services
Corporation Obligated Group))
(Liquidity Facility; Bank of
America and LOC; Bank of
America)	0.32	5/7/10	7,000,000 a,b,c	7,000,000
RBC Municipal Products, Inc.
(Houston, Combined Utility
System First Lien Revenue,
Refunding) (Liquidity
Facility; Royal Bank of Canada
and LOC; Royal Bank of Canada)	0.30	5/7/10	21,000,000 a,c	21,000,000
Tarrant County Cultural Education
Facilities Finance
Corporation, Revenue (Texas
Health Resources System)	0.30	5/7/10	6,500,000 a,b	6,500,000
Texas,
TRAN	2.50	8/31/10	38,000,000	38,259,183
Texas Water Development Board,
State Revolving Fund
Subordinate Lien Revenue
(Liquidity Facility; Citibank
NA)	0.30	5/7/10	10,940,000 a,c	10,940,000
University of Texas,
University Revenue, CP	0.23	6/9/10	5,500,000	5,500,000
University of Texas,

University Revenue, CP	0.23	6/14/10	30,000,000	30,000,000

Utah--2.1%
Central Utah Water Conservancy
District Revenue, Refunding
(Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.30	5/7/10	39,600,000 a	39,600,000
Murray City,
HR (IHC Health Services, Inc.)	0.25	5/7/10	32,000,000 a,b	32,000,000
Utah Housing Finance Agency,
MFHR, Refunding (Candlestick
Apartments Project) (Liquidity
Facility; FNMA and LOC; FNMA)	0.33	5/7/10	6,400,000 a	6,400,000

Virginia--1.4%
Chesterfield County Economic
Development Authority, Revenue
(Bon Secours Health System,
Inc.) (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Dexia
Credit Locale)	0.35	5/7/10	20,000,000 a,b	20,000,000
Fairfax County Economic
Development Authority,
Educational Facilities Revenue
(Trinity Christian School
Project) (LOC; Wachovia Bank)	0.40	5/7/10	9,000,000 a	9,000,000
Fairfax County Industrial
Development Authority, Health
Care Revenue (Inova Health
System Project)	0.23	5/3/10	20,000,000 b	20,000,000
Richmond,
CP (Liquidity Facility; Bank
of America)	0.30	5/17/10	4,000,000	4,000,000

Washington--.2%
Puttable Floating Option Tax
Exempt Receipts (Washington,
Various Purpose GO, Refunding)
(Liquidity Facility; Bank of
America)	0.30	5/7/10	6,060,000 a,c	6,060,000

Wisconsin--.3%
Byron,
IDR, Refunding (Ocean Spray
Cranberries, Inc. Project)
(LOC; Bank of America)	0.40	5/7/10	6,500,000 a	6,500,000
Milwaukee Redevelopment Authority,
Redevelopment LR (University
of Wisconsin-Milwaukee
Kenilworth Project) (LOC; U.S.
Bank NA)	0.30	5/7/10	6,375,000 a	6,375,000

Total Investments (cost $3,744,996,784)			99.9%	3,744,996,784
Cash and Receivables (Net)			.1%	4,288,767
Net Assets			100.0%	3,749,285,551

a	Variable rate demand note - rate shown is the interest rate in effect at April 30, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	At April 30, 2010 the fund had $1,169,511,000 or 31.2% of net assets invested in securities whose payment of and interest is dependent upon revenues generated from health care.
c

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, these securities amounted to $386,459,000 or 10.3% of net assets.

d

This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

At April 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation

CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of April 30, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	3,744,996,784
Level 3 - Significant Unobservable Inputs	-
Total	3,744,996,784

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Tax Exempt Cash Management Funds

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	June 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	June 23, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	June 23, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)